Cover	Jan. 15, 2021
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39120
Entity Registrant Name	US ECOLOGY, INC.
Entity Central Index Key	0001783400
Entity Tax Identification Number	84-2421185
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 S. Capitol Blvd.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	(208)
Local Phone Number	331-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ECOL
Security Exchange Name	NASDAQ
Warrants to Purchase Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock
Trading Symbol	ECOLW
Security Exchange Name	NASDAQ